NON-WHOLLY OWNED SUBSIDIARIES	12 Months Ended
Dec. 31, 2023
Interests In Other Entities [Abstract]
NON-WHOLLY OWNED SUBSIDIARIES	NON-WHOLLY OWNED SUBSIDIARIES
The following tables present the gross assets and liabilities as at December 31, 2023 and 2022 as well as gross amounts of revenues, net income (loss), other comprehensive income (loss) and distributions for the years ended December 31, 2023, 2022, and 2021 from the company’s investments in material non-wholly owned subsidiaries:

	Year ended December 31, 2023
	Total							Profit/(loss) allocated to others’ ownership interest	Distributions to others’ ownership interest	Equity allocated to others’ ownership interest
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenues	Net income (loss)	OCI
Total	$1,512	$16,230	$1,798	$11,374	$8,180	$3,149	$(25)	$2,310	$(2,947)	$3,880

	Year ended December 31, 2022
	Total							Profit/(loss) allocated to others’ ownership interest	Distributions to others’ ownership interest	Equity allocated to others’ ownership interest
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenues	Net income (loss)	OCI
Total	$3,237	$21,559	$3,313	$16,296	$7,441	$205	$223	$165	$(1,178)	$3,712

	Year ended December 31, 2021
	Total			Profit/(loss) allocated to others’ ownership interest	Distributions to others’ ownership interest	Equity allocated to others’ ownership interest
(US$ MILLIONS)	Revenues	Net income (loss)	OCI
Total	$5,944	$76	$219	$57	$(50)	$1,652